Fees and Expenses - MML VIP Wellington Small Cap Growth Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management Fees have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Initial Class	Service Class
Management Fees(1)	0.92%	0.92%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.99%	1.24%
Fee Waiver	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	0.94%	1.19%

(1)	Management Fees have been restated to reflect current fees.
(2)
The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through April 30, 2028. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Initial Class	$96	$306	$538	$1,204
Service Class	$121	$384	$672	$1,492